CURRENT PURCHASING POWER	12 Months Ended
Dec. 31, 2022
Current Purchasing Power [Abstract]
CURRENT PURCHASING POWER	CURRENT PURCHASING POWER
The Group applies IAS 29 Financial Reporting in Hyperinflationary Economies, which applies when an entity's functional currency is that of a hyperinflationary economy.

In 2022, 2021 and 2020, the Group operated in Argentina, which is a hyperinflationary economy with three-year cumulative inflation rates exceeding 100%. The Group has applied adjustments to reflect current purchasing power of the assets of the Argentinian subsidiaries as of balance sheet date and recognized a gain on net monetary position in the Group’s Consolidated Profit or Loss Account of $3,178 thousand, $1,725 thousand and $2,256 thousand respectively, for the years ended December 31, 2022, 2021 and 2020. The financial statements are presented on a historical cost approach and the corresponding figures for previous periods have been restated for the changes in the general purchasing power of the functional currency and, as a result, are stated in terms of the measuring unit current at the balance sheet date. For this purpose, the Group has used official monthly price indexes published by FACPCE (Federación Argentina de Consejos Profesionales de Ciencias Económicas). This index has increased by 95% between December 31, 2022 (value of 1,134.59) and December 31, 2021 (value of 582.46) and by 51% between December 31, 2021 and December 31, 2020 (value of 385.88).